Guarantor Financial Information - Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Total net sales									$ 1,191,967	$ 1,314,471	$ 1,322,589
Finance charges and other revenues									324,064	282,377	290,589
Servicing fee revenue									0	0	0
Total revenues	$ 420,386	$ 373,172	$ 366,647	$ 355,826	$ 432,805	$ 376,773	$ 398,157	$ 389,113	1,516,031	1,596,848	1,613,178
Cost of goods sold	200,497	175,591	172,306	171,950	217,373	192,374	208,869	204,466	720,344	823,082	833,126
Selling, general and administrative expense									450,413	460,896	436,115
Provision for bad debts									216,875	242,294	222,177
Charges and credits									13,331	6,478	8,044
Total costs and expenses									1,400,963	1,532,750	1,499,462
Operating income (loss)	44,841	20,853	29,192	20,182	28,700	16,391	6,351	12,656	115,068	64,098	113,716
Interest expense									80,160	98,615	63,106
Loss on extinguishment of debt									3,274	0	1,367
Income (loss) before income taxes									31,634	(34,517)	49,243
Provision (benefit) for income taxes									25,171	(8,955)	18,388
Net income (loss)									6,463	(25,562)	30,855
Income (loss) from consolidated subsidiaries									0	0	0
Net income (loss)	$ 3,201	$ 1,569	$ 4,273	$ (2,580)	$ (74)	$ (3,815)	$ (11,924)	$ (9,749)	6,463	(25,562)	30,855
(Income) loss from consolidated subsidiaries											0
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total net sales									0	0	0
Finance charges and other revenues									0	0	0
Servicing fee revenue									(63,372)	(60,149)	(28,395)
Total revenues									(63,372)	(60,149)	(28,395)
Cost of goods sold									0	0	0
Selling, general and administrative expense									(63,372)	(60,149)	(28,395)
Provision for bad debts									0	0	0
Charges and credits									0	0	0
Total costs and expenses									(63,372)	(60,149)	(28,395)
Operating income (loss)									0	0	0
Interest expense									0	0	0
Loss on extinguishment of debt									0	0	0
Income (loss) before income taxes									0	0	0
Provision (benefit) for income taxes									0	0	0
Net income (loss)									0	0	0
Income (loss) from consolidated subsidiaries									15,666	159,422	30,642
Net income (loss)									15,666	159,422	30,642
(Income) loss from consolidated subsidiaries
Conn's Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Total net sales									0	0	0
Finance charges and other revenues									0	0	0
Servicing fee revenue									0	0	0
Total revenues									0	0	0
Cost of goods sold									0	0	0
Selling, general and administrative expense									0	0	0
Provision for bad debts									0	0	0
Charges and credits									0	0	0
Total costs and expenses									0	0	0
Operating income (loss)									0	0	0
Interest expense									17,772	17,708	19,189
Loss on extinguishment of debt									0	0	483
Income (loss) before income taxes									(17,772)	(17,708)	(19,672)
Provision (benefit) for income taxes									(14,141)	(4,594)	(7,346)
Net income (loss)									(3,631)	(13,114)	(12,326)
Income (loss) from consolidated subsidiaries									10,094	(12,448)	43,181
Net income (loss)									6,463	(25,562)	30,855
(Income) loss from consolidated subsidiaries											0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total net sales									1,191,967	1,314,471	1,322,589
Finance charges and other revenues									173,539	117,028	201,494
Servicing fee revenue									63,372	60,149	28,395
Total revenues									1,428,878	1,491,648	1,552,478
Cost of goods sold									720,344	823,082	833,126
Selling, general and administrative expense									460,698	460,076	436,115
Provision for bad debts									42,677	6,974	169,831
Charges and credits									13,331	6,478	8,044
Total costs and expenses									1,237,050	1,296,610	1,447,116
Operating income (loss)									191,828	195,038	105,362
Interest expense									15,978	13,379	15,551
Loss on extinguishment of debt									349	0	884
Income (loss) before income taxes									175,501	181,659	88,927
Provision (benefit) for income taxes									139,647	47,129	33,207
Net income (loss)									35,854	134,530	55,720
Income (loss) from consolidated subsidiaries									(25,760)	(146,978)	(12,539)
Net income (loss)									10,094	(12,448)	43,181
(Income) loss from consolidated subsidiaries											0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total net sales									0	0	0
Finance charges and other revenues									150,525	165,349	89,095
Servicing fee revenue									0	0	0
Total revenues									150,525	165,349	89,095
Cost of goods sold									0	0	0
Selling, general and administrative expense									53,087	60,969	28,395
Provision for bad debts									174,198	235,320	52,346
Charges and credits									0	0	0
Total costs and expenses									227,285	296,289	80,741
Operating income (loss)									(76,760)	(130,940)	8,354
Interest expense									46,410	67,528	28,366
Loss on extinguishment of debt									2,925	0	0
Income (loss) before income taxes									(126,095)	(198,468)	(20,012)
Provision (benefit) for income taxes									(100,335)	(51,490)	(7,473)
Net income (loss)									(25,760)	(146,978)	(12,539)
Income (loss) from consolidated subsidiaries									0	0	0
Net income (loss)									$ (25,760)	$ (146,978)	(12,539)
(Income) loss from consolidated subsidiaries											$ 0